PRC CONTRIBUTION AND PROFIT APPROPRIATION (Schedule of Appropriations to General Reserve Fund, Statutory Surplus Reserve and Education Development Reserve) (Details)
In Thousands, unless otherwise specified
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Appropriation to statutory reserve
General and statutory surplus reserve		59,079	58,661
Education development reserve		21,698	22,070
Total	$ 13,019	80,777	80,731